Consolidated Statements Of Condition - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Assets:
Cash and due from banks		$ 373,274		$ 300,811
Federal funds sold		50,838		114,479
Securities purchased under agreements to resell (Note 23)		613,682		615,773
Total cash and cash equivalents		1,037,794		1,031,063
Interest-bearing cash		1,060,034		602,836
Trading securities		897,071		881,450
Loans held-for-sale	[1]	111,248		126,342
Securities available-for-sale (Note 3)		3,943,499	[2]	3,929,846	[3]
Securities held-to-maturity (Note 3)		14,347		14,320
Loans, net of unearned income (Note 4)	[4]	19,589,520		17,686,502
Less: Allowance for loan losses (Note 5)		202,068		210,242
Total net loans		19,387,452		17,476,260
Goodwill (Note 7)		191,371		191,307
Other intangible assets, net (Note 7)	[5]	21,017		26,215
Fixed income receivables		57,411		63,660
Premises and equipment, net (December 31, 2016 includes $5.8 million classified as held-for-sale) (Note 6)		289,385		275,619
Real estate acquired by foreclosure	[6]	16,237		33,063
Derivative assets (Note 22)		121,654		104,365
Other assets		1,406,711		1,436,291
Total assets		28,555,231		26,192,637
Deposits:
Savings		9,428,197		7,811,191
Time deposits (Note 8)		706,700		788,487
Other interest-bearing deposits		5,948,439		5,388,526
Certificates of deposit $100,000 and more (Note 8)		648,433		443,389
Interest-bearing		16,731,769		14,431,593
Noninterest-bearing		5,940,594		5,535,885
Total deposits		22,672,363		19,967,478
Federal funds purchased (Note 9)		414,207		464,166
Securities sold under agreements to repurchase (Note 9 and Note 23)		453,053		338,133
Trading liabilities (Note 9)		561,848		566,019
Other short-term borrowings (Note 9)		83,177		137,861
Term borrowings (Note 10)		1,040,656		1,312,677
Fixed income payables		21,002		23,072
Derivative liabilities (Note 22)		135,897		108,339
Other liabilities		467,944		635,306
Total liabilities		25,850,147		23,553,051
First Horizon National Corporation Shareholders' Equity:
Preferred stock - Series A, non-cumulative perpetual, no par value, liquidation preference of $100,000 per share - (shares authorized - 1,000; shares issued - 1,000 on December 31, 2016 and 2015) (Note 11)		95,624		95,624
Common stock - $.625 par value (shares authorized - 400,000,000; shares issued - 233,623,686 on December 31, 2016 and 238,586,637 on December 31, 2015)		146,015		149,117
Capital surplus		1,386,636		1,439,303
Undivided profits		1,029,032		874,303
Accumulated other comprehensive loss, net (Note 14)		(247,654)		(214,192)
Total First Horizon National Corporation Shareholders' Equity		2,409,653		2,344,155
Noncontrolling interest (Note 11)		295,431		295,431
Total equity		2,705,084		2,639,586
Total liabilities and equity		$ 28,555,231		$ 26,192,637

[1]	December 31, 2016 and 2015 include $19.3 million and $22.4 million, respectively, of held-for-sale consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[4]	December 31, 2016 and 2015 include $28.5 million and $29. 7 million, respectively, of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[5]	Represents customer lists, acquired contracts, core deposit intangibles, and covenants not to compete
[6]	December 31, 2016 and 2015 include $8.1 million and $14.6 million, respectively, of foreclosed residential real estate.